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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Bond Fund

 Schedule of Investments 9/28/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Energy - 0.2%

 Coal & Consumable Fuels - 0.2%

 2,680,000

 B+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 2,472,300

 Total Energy

 $

 2,472,300

 Health Care Equipment & Services - 0.0%

 Health Care Services - 0.0%

 766,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 756,425

 Total Health Care Equipment & Services

 $

 756,425

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 4,725,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 5,138,438

 Total Semiconductors & Semiconductor Equipment

 $

 5,138,438

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $7,448,888)

 $

 8,367,163

 PREFERRED STOCKS - 1.3%

 Banks - 0.8%

 Diversified Banks - 0.5%

 64,000

 6.50

 A-/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 1,862,400

 235,000

 6.00

 A-/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 6,575,300

 $

 8,437,700

 Regional Banks - 0.3%

 175,000

 BBB/Baa2

 BB&T Corp., 5.625%, 12/31/99 (Perpetual)

 $

 4,474,750

 Total Banks

 $

 12,912,450

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 116,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 3,230,600

 Total Diversified Financials

 $

 3,230,600

 Insurance - 0.3%

 Life & Health Insurance - 0.3%

 153,800

 7.38

 BB+/Baa3

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 3,830,589

 Total Insurance

 $

 3,830,589

 TOTAL PREFERRED STOCKS

 (Cost $18,957,520)

 $

 19,973,639

 CONVERTIBLE PREFERRED STOCKS - 1.0%

 Banks - 0.5%

 Diversified Banks - 0.5%

 5,610

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 6,945,180

 Total Banks

 $

 6,945,180

 Real Estate - 0.5%

 Real Estate Operating Companies - 0.5%

 150,400

 CCC+/Caa2

 Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)

 $

 8,121,600

 Total Real Estate

 $

 8,121,600

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $13,939,199)

 $

 15,066,780

 ASSET BACKED SECURITIES - 7.1%

 Materials - 1.3%

 Diversified Metals & Mining - 0.1%

 429,068

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 470,237

 484,000

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 513,082

 $

 983,319

 Precious Metals & Minerals - 0.2%

 700,000

 NR/B1

 Credit-Based Asset Servicing and Securitization LLC, 6.25%, 10/25/36 (Step) (144A)

 $

 682,888

 1,120,538

 0.92

 AA+/Aa2

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 1,093,119

 857,238

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 885,686

 790,445

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 852,996

 $

 3,514,689

 Steel - 0.9%

 693,627

 0.49

 AA+/A1

 Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36

 $

 676,056

 4,700,000

 0.62

 AAA/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 4,493,712

 2,221,819

 1.42

 AAA/Aa2

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 2,185,233

 908,073

 0.57

 AAA/Aaa

 New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35

 877,101

 1,552,396

 0.48

 NR/Aaa

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 1,543,749

 3,183,592

 AA-/Aa3

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.523%, 9/25/36 (Step)

 3,198,361

 $

 12,974,212

 Paper Products - 0.1%

 800,000

 1.52

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 $

 809,263

 1,300,000

 0.97

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 12/18/14 (144A)

 1,301,023

 $

 2,110,286

 Total Materials

 $

 19,582,506

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 953,333

 A/NR

 TAL Advantage LLC, 4.31%, 5/20/26 (144A)

 $

 991,052

 Total Commercial Services & Supplies

 $

 991,052

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 650,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust 2010-4, 4.2%, 11/8/16

 $

 685,728

 500,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 531,278

 347,083

 A/NR

 Santander Drive Auto Receivables Trust 2011-S1, 1.89%, 5/15/17 (144A)

 348,485

 1,411,752

 BBB/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 1,419,686

 1,300,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 1,363,179

 850,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 862,928

 $

 5,211,284

 Total Automobiles & Components

 $

 5,211,284

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 2,300,000

 A/NR

 Westgate Resorts LLC, 3.0%, 1/20/25 (144A)

 $

 2,302,875

 Total Consumer Services

 $

 2,302,875

 Banks - 3.1%

 Diversified Banks - 0.0%

 756,605

 0.31

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 739,461

 Thrifts & Mortgage Finance - 3.1%

 428,800

 1.30

 AAA/A1

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 389,386

 928,858

 0.40

 BB+/B3

 ACE Securities Corp., Floating Rate Note, 3/25/36

 878,677

 1,049,103

 6.50

 BB+/Baa2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 1,060,207

 1,396,206

 6.50

 BBB+/A2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 1,465,035

 3,157,744

 3.47

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 7/28/32 (144A)

 3,157,744

 300,000

 NR/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 299,987

 1,235,677

 NR/A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 1,295,978

 1,467,846

 AA/NR

 CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)

 1,468,529

 310,276

 0.95

 AA/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 302,402

 243,286

 0.62

 AAA/Baa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 234,934

 3,109,613

 AAA/B1

 Citicorp Residential Mortgage Securities, Inc., 5.703%, 11/25/36 (Step)

 3,016,259

 488,414

 AAA/B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36 (Step)

 473,967

 1,700,000

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 1,683,301

 2,791,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 2,783,972

 576,862

 0.32

 BBB/A3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37

 575,354

 398,602

 0.63

 AAA/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 398,403

 168,976

 1.12

 A-/Baa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/37

 167,160

 814,623

 4.27

 NR/NR

 Conn Funding II LP, Floating Rate Note, 4/15/16 (144A)

 813,613

 1,400,000

 0.92

 AA+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 1,340,903

 1,935,480

 5.07

 BB+/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 1,959,955

 736,854

 0.57

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 721,664

 750,000

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 760,200

 324,540

 0.76

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 316,058

 1,250,000

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 1,252,804

 55,206

 0.33

 A/Baa3

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 54,785

 1,274,736

 0.68

 AA+/Aa1

 Fremont Home Loan Trust, Floating Rate Note, 6/25/35

 1,251,038

 374,212

 0.86

 A/A2

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 366,183

 2,159

 0.59

 AAA/Aaa

 GSAMP Trust 2005-HE4, Floating Rate Note, 7/25/45

 2,155

 305,411

 0.60

 AAA/Aa1

 GSAMP Trust 2005-WMC1, Floating Rate Note, 9/25/35

 302,175

 1,326,000

 NR/Aaa

 Leaf II Receivables Funding LLC, 1.55%, 11/15/17 (144A)

 1,320,563

 2,203,000

 NR/Aa2

 Leaf II Receivables Funding LLC, 1.92%, 9/15/20 (144A)

 2,171,717

 1,200,000

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 1,197,480

 4,882,905

 CCC+/C

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 1,953,162

 2,200,000

 2.47

 BBB+/Baa3

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 2,042,306

 325,900

 0.28

 CCC/Ca

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 142,839

 29,707

 0.27

 CCC/Caa2

 Morgan Stanley IXIS Real Estate Capital Trust, Floating Rate Note, 11/25/36

 11,993

 940,342

 0.48

 AA+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 923,939

 150,759

 0.34

 BBB/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 149,722

 647,402

 NR/A2

 Oxford Finance Funding Trust, 3.9%, 3/15/17 (144A)

 647,402

 526,376

 0.92

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 526,496

 775,712

 1.72

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 776,039

 1,187,357

 0.66

 AA+/A1

 RASC Trust, Floating Rate Note, 8/25/35

 1,142,036

 1,400,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 1,407,235

 797,072

 0.42

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 753,286

 796,783

 AA+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 795,476

 2,145,177

 0.44

 B-/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/36 (144A)

 2,029,675

 $

 46,784,194

 Total Banks

 $

 47,523,655

 Diversified Financials - 2.1%

 Other Diversified Financial Services - 0.8%

 128,756

 0.66

 AA/Aa2

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 $

 126,465

 204,797

 NR/NR

 DT Auto Owner Trust 2009-1, 5.92%, 10/15/15 (144A)

 205,714

 736,355

 A/NR

 DT Auto Owner Trust 2010-1, 3.46%, 1/15/14 (144A)

 737,033

 1,400,000

 BBB/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 1,412,487

 1,000,000

 AA/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 1,002,220

 432,563

 1.22

 B/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 428,030

 289,817

 1.02

 B/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 285,554

 634,783

 0.60

 A+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 1/25/36

 611,231

 1,626,145

 0.63

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 1,603,613

 237,817

 0.46

 AAA/A1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35

 236,736

 800,000

 A/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 829,327

 3,063,662

 A+/NR

 Sierra Receivables Funding Co LLC, 2.38%, 3/20/29 (144A)

 3,093,336

 1,054,167

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 1,113,954

 $

 11,685,700

 Specialized Finance - 0.8%

 930,622

 NR/Aaa

 321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)

 $

 972,349

 2,244,512

 0.49

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 2,026,786

 1,400,000

 1.09

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 1/15/16

 1,409,731

 4,937,688

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 5,504,539

 1,599,628

 NR/Baa1

 Irwin Home Equity Corp., 5.32%, 6/25/35 (Step)

 1,553,810

 766,594

 0.92

 A/A2

 Irwin Home Equity Corp., Floating Rate Note, 4/25/30

 647,724

 76,524

 0.65

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 76,242

 $

 12,191,181

 Consumer Finance - 0.4%

 428,000

 BBB/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 $

 428,763

 983,333

 A/NR

 Global SC Finance SRL, 4.11%, 7/19/27 (144A)

 1,032,687

 2,500,000

 0.28

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 2,500,478

 1,350,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 1,371,497

 900,000

 1.20

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 896,112

 $

 6,229,537

 Asset Management & Custody Banks - 0.1%

 1,247,000

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 $

 1,315,000

 Total Diversified Financials

 $

 31,421,418

 TOTAL ASSET BACKED SECURITIES

 (Cost $108,193,034)

 $

 107,032,790

 COLLATERALIZED MORTGAGE OBLIGATIONS - 18.6%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 616,535

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 $

 620,030

 Total Consumer Services

 $

 620,030

 Banks - 12.8%

 Thrifts & Mortgage Finance - 12.8%

 2,115,685

 NR/Ba3

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 $

 2,164,265

 1,198,851

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 1,220,707

 1,476,490

 NR/Ba1

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 1,502,704

 1,409,686

 NR/B1

 Banc of America Alternative Loan Trust, 5.5%, 11/25/19

 1,429,130

 2,080,227

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 2,117,750

 1,068,072

 AAA/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 1,122,080

 2,091,995

 NR/Ba2

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 2,158,905

 1,665,102

 CCC/NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 1,739,164

 1,630,014

 0.37

 BB-/A

 Banc of America Funding Corp., Floating Rate Note, 8/26/36 (144A)

 1,529,116

 8,715,636

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)

 822,756

 1,241,685

 0.58

 AAA/Aa3

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)

 1,104,239

 12,881,300

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 799,929

 420,954

 2.83

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 12/27/34 (144A)

 424,725

 398,708

 3.02

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 6/27/36 (144A)

 400,478

 1,529,705

 2.33

 AAA/Baa2

 Bear Sterns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,516,709

 346,028

 AAA/Baa1

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 357,281

 1,500,000

 0.39

 BBB+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 1,443,600

 645,185

 0.52

 AAA/Aaa

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 612,434

 1,377,109

 0.56

 AAA/Aaa

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 1,279,660

 5,745,000

 0.35

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 5,273,858

 2,892,534

 0.40

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 2,756,538

 150,000

 NR/Baa3

 COMM 2011-THL Mortgage Trust, 5.949%, 6/9/28 (144A)

 156,204

 850,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 897,907

 450,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 477,297

 3,500,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 3,774,470

 760,205

 AA/Ba2

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 766,161

 1,075,961

 AAA/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 1,095,604

 1,192,046

 AAA/Ba1

 Countrywide Alternative Loan Trust, 5.125%, 3/25/34

 1,210,381

 1,162,253

 B-/B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 1,185,319

 1,655,762

 BB-/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 1,638,322

 1,804,948

 AAA/NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 1,860,364

 1,083,209

 0.67

 B-/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 1,013,129

 280,121

 BB-/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 1/25/35

 281,327

 1,351,679

 4.81

 AAA/Ba1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 12/25/33

 1,356,545

 487,493

 0.59

 AAA/Aa3

 DSLA Mortgage Loan Trust 2004-AR3, Floating Rate Note, 7/19/44

 442,636

 1,250,000

 A/A1

 Extended Stay America Trust 2010-ESH, 4.86%, 11/5/27 (144A)

 1,261,211

 401,911

 5.71

 NR/Baa1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 409,663

 555,271

 2.62

 AAA/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 551,844

 406,909

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 410,800

 968,532

 0.39

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 828,095

 800,000

 5.31

 A/A1

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40

 787,504

 3,375,000

 AAA/NR

 GMAC Commercial Mortgage Securities Inc Series 2004-C3 Trust, 4.864%, 12/10/41

 3,608,300

 1,250,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,349,488

 900,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 1,042,333

 1,770,000

 NR/Aa3

 GS Mortgage Securities Corp. II, 5.591%, 11/10/39

 1,941,552

 3,000,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 2,998,230

 700,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 699,996

 423,532

 2.76

 BBB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 1/25/35

 392,689

 286,472

 5.75

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 244,388

 954,803

 3.06

 AAA/B1

 GSR Mortgage Loan Trust, Floating Rate Note, 6/25/34

 961,552

 1,852,132

 2.81

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 1,866,601

 1,977,681

 0.57

 AAA/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 1,958,232

 901,013

 0.94

 AAA/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 844,695

 981,585

 0.96

 AAA/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 928,117

 588,533

 0.98

 AAA/Ba2

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 510,035

 640,462

 1.02

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 638,167

 1,008,769

 0.57

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 996,809

 739,557

 0.57

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 743,928

 1,600,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 1,758,501

 900,000

 NR/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.977%, 10/15/45 (144A)

 922,493

 1,350,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.171%, 8/15/46

 1,545,595

 1,993,342

 2.12

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/28 (144A)

 2,013,275

 1,100,000

 0.38

 A-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 1,043,493

 1,750,000

 5.15

 AA+/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/12/35

 1,749,948

 257,118

 0.60

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 249,278

 1,000,000

 4.65

 AA-/A1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 1,012,218

 2,453,746

 BBB/Ba2

 JP Morgan Mortgage Trust, 6.0%, 9/25/34

 2,520,594

 1,720,071

 2.37

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 1,781,934

 1,539,414

 4.45

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 1,587,700

 1,730,632

 2.49

 AAA/Baa3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 1,775,433

 1,355,701

 4.89

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 1,385,413

 2,511,856

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 2,530,385

 2,800,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 10/15/35 (144A)

 2,794,487

 1,390,000

 0.72

 BB+/Aa3

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 1,363,869

 550,000

 1.12

 B+/Baa3

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 516,286

 326,096

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 322,371

 259,449

 1.07

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 251,916

 473,171

 1.17

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 470,273

 2,570,689

 0.47

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 2,173,613

 401,228

 0.47

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 329,242

 1,280,981

 5.25

 BB+/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 1,267,408

 438,000

 A-/NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 439,344

 418,934

 B-/NR

 MASTR Alternative Loans Trust, 5.5%, 1/25/35

 429,167

 1,437,090

 B+/NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 1,479,667

 2,029,474

 AAA/NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 2,026,178

 2,971,713

 B/NR

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 3,000,093

 1,229,566

 6.74

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 1,292,018

 1,441,816

 0.68

 AAA/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 1,400,228

 3,144,720

 0.68

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 3,083,253

 241,553

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 242,268

 590,000

 5.24

 AAA/NR

 Merrill Lynch Mortgage Trust, Floating Rate Note, 11/12/35

 613,889

 2,950,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 2,879,938

 1,916,031

 1.00

 AAA/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 1,821,117

 796,042

 0.59

 AAA/A2

 MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34

 759,577

 1,017,847

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 993,604

 685,206

 B+/B2

 RAAC Series, 6.0%, 1/25/32

 699,071

 1,010,728

 AA-/NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 1,028,828

 855,827

 B-/NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 871,177

 1,832,394

 CCC/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 1,804,286

 2,212,028

 B+/NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 2,268,561

 518,788

 0.72

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 7/25/33

 516,147

 4,036,685

 0.88

 AA+/Baa1

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 4,008,561

 1,669,429

 0.84

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,598,757

 1,349,627

 1.02

 AAA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,188,747

 1,592,411

 0.44

 AA+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,552,633

 3,084,156

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 10/25/57 (144A)

 3,097,649

 304,621

 0.96

 AAA/Ba1

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 12/19/33

 276,288

 944,611

 B-/B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 933,461

 1,334,862

 2.90

 AAA/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 1,341,370

 1,676,623

 0.87

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 1,649,378

 8,510,000

 5.69

 NR/C

 Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A)

 1,455,465

 2,890,000

 5.74

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A)

 29

 1,357,298

 4.12

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 1,365,784

 4,425,628

 0.96

 AAA/Baa3

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 4,309,230

 4,470,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 5,063,017

 1,435,000

 AA/Aa3

 Timberstar Trust, 5.747%, 10/15/36 (144A)

 1,586,494

 3,787,250

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41

 4,073,203

 2,500,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 2,504,552

 698,646,775

 0.14

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 267,582

 2,237,109

 0.31

 AA+/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 9/15/21 (144A)

 2,164,813

 4,211,025

 2.45

 AA/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 4,263,359

 3,209,868

 2.44

 AAA/A2

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/33

 3,296,727

 1,890,473

 2.58

 AA+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/34

 1,923,461

 70,136

 2.50

 CC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 70,193

 3,438,679

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 3,730,808

 1,927,000

 NR/NR

 Wells Fargo Commercial Mortgage Trust, 3.539%, 10/15/45

 1,975,146

 1,430,143

 AAA/Baa3

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 1,480,604

 776,186

 AA+/A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 807,284

 561,238

 2.65

 AAA/A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 574,250

 975,000

 4.50

 AAA/Aa2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 990,154

 485,949

 4.50

 AAA/Baa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 479,590

 897,582

 2.49

 NR/A3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 2/25/33

 903,395

 806,140

 2.64

 BBB-/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 799,757

 383,680

 2.61

 AAA/Ba1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 386,888

 350,000

 5.39

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 388,746

 $

 193,427,434

 Total Banks

 $

 193,427,434

 Diversified Financials - 2.9%

 Other Diversified Financial Services - 2.5%

 1,501,487

 3.13

 AAA/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 $

 1,515,254

 1,188,964

 3.06

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 1,204,042

 431,034

 3.00

 AAA/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 433,740

 776,941

 5.07

 AA-/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 781,230

 2,071,199

 AAA/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 2,124,489

 222,631

 BBB/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 226,288

 1,674,193

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,751,628

 771,671

 NR/B1

 Citicorp Mortgage Securities, Inc., 5.0%, 2/25/36

 816,630

 1,200,000

 BBB/A1

 Commercial Mortgage Pass-Through Certificates Series 2006-C5, 5.343%, 12/15/39

 1,244,184

 1,518,129

 0.34

 BBB+/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 1,476,079

 1,900,000

 5.58

 NR/Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 2,177,907

 901,723

 5.95

 B-/Caa1

 JP Morgan Alternative Loan Trust, Floating Rate Note, 9/25/36

 912,937

 657,730

 3.25

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 685,889

 1,395,000

 5.61

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,500,949

 1,715,906

 2.53

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 1,736,720

 1,000,000

 A+/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,129,338

 1,003,930

 0.32

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 999,023

 5,102,000

 0.35

 A+/Aa3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 4,795,880

 1,316,153

 NR/Baa3

 RALI Trust, 5.0%, 3/25/19

 1,371,473

 976,926

 NR/Ba1

 RALI Trust, 5.0%, 7/25/18

 999,538

 3,509,033

 NR/B1

 RALI Trust, 5.0%, 9/25/19

 3,614,992

 1,619,145

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 1,602,769

 2,087,430

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 2,124,548

 1,237,773

 2.75

 AAA/Baa1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 1,219,877

 1,037,075

 4.21

 NR/NR

 Vericrest Opportunity Loan Trust 2012-NPL1, Floating Rate Note, 3/25/49 (144A)

 1,041,593

 $

 37,486,997

 Specialized Finance - 0.0%

 51,829

 AAA/NR

 COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48

 $

 52,101

 Consumer Finance - 0.1%

 1,659,806

 4.62

 AAA/A2

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 10/19/33

 $

 1,722,246

 Asset Management & Custody Banks - 0.0%

 636,424

 2.83

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 $

 640,468

 Investment Banking & Brokerage - 0.3%

 1,440,000

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 $

 1,530,847

 1,600,000

 7.65

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)

 1,663,638

 1,250,000

 5.93

 BB+/Baa3

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38

 1,129,735

 $

 4,324,220

 Total Diversified Financials

 $

 44,226,032

 Real Estate - 1.5%

 Mortgage REIT's - 1.3%

 409,305

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 $

 408,466

 489,597

 7.16

 A+/Baa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 490,415

 1,277,199

 1.57

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 1,218,181

 735,751

 1.72

 AA+/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 690,340

 3,250,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 1,531,072

 650,000

 3.61

 NR/A2

 FREMF Mortgage Trust, Floating Rate Note, 11/25/46 (144A)

 670,792

 1,500,000

 4.76

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 1,616,932

 600,000

 4.50

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/44 (144A)

 630,897

 850,000

 5.62

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 966,254

 1,750,000

 4.94

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 1,908,226

 572,000

 3.95

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 6/25/47 (144A)

 588,434

 1,250,000

 5.05

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 1,373,644

 5,000,000

 4.44

 A-/NR

 FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)

 5,296,995

 600,000

 5.40

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/43

 673,816

 890,000

 5.33

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 995,536

 $

 19,060,000

 Diversified Real Estate Activities - 0.1%

 1,268,283

 0.66

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 12/15/30

 $

 1,262,262

 Real Estate Services - 0.1%

 1,130,000

 0.97

 AA+/Aa1

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 $

 1,099,600

 141,135

 0.43

 AAA/NR

 Banc of America Large Loan, Inc., Floating Rate Note, 10/15/19 (144A)

 136,901

 354,780

 AAA/NR

 Washington Mutual MSC Mortgage Pass-Through CTFS, 7.0%, 7/25/33

 375,720

 $

 1,612,221

 Total Real Estate

 $

 21,934,483

 Government - 1.4%

 Government - 1.4%

 7,195

 NR/NR

 Fannie Mae REMICS, 10.3%, 4/25/19

 $

 8,089

 2,363,904

 NR/NR

 Fannie Mae REMICS, 5.0%, 3/25/24

 2,441,480

 5,000,000

 NR/NR

 Fannie Mae REMICS, 5.0%, 7/25/33

 5,223,795

 64,656

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 66,011

 4,328,066

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/33

 4,483,980

 124,532

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 125,421

 1,958,076

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 1,986,568

 79,812,247

 0.68

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 3,411,734

 11,937,523

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 1,053,439

 8,265,534

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 701,777

 13,891,197

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 1,100,294

 12,957,434

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 1,141,019

 $

 21,743,607

 Total Government

 $

 21,743,607

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $284,157,527)

 $

 281,951,586

 CORPORATE BONDS - 36.7%

 Energy - 3.5%

 Oil & Gas Drilling - 0.1%

 1,025,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 1,297,573

 Oil & Gas Equipment & Services - 0.2%

 125,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 131,497

 2,815,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,664,074

 $

 3,795,571

 Oil & Gas Exploration & Production - 0.9%

 2,292,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 2,584,230

 1,800,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 1,962,000

 866,879

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20

 976,548

 901,000

 BBB/Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 1,091,316

 1,400,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 1,554,000

 1,141,316

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 1,246,887

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,138,750

 2,080,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 2,403,440

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,210,000

 $

 14,167,171

 Oil & Gas Refining & Marketing - 0.5%

 2,475,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 $

 2,993,547

 2,890,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,925,134

 $

 6,918,681

 Oil & Gas Storage & Transportation - 1.8%

 435,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 479,516

 1,535,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 1,721,278

 2,900,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,727,709

 3,250,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,912,574

 3,500,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 4,175,140

 3,885,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 4,585,617

 1,200,000

 3.46

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 957,000

 1,500,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,773,632

 2,200,000

 BBB/Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,426,756

 2,475,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 3,165,792

 $

 26,925,014

 Total Energy

 $

 53,104,010

 Materials - 1.8%

 Diversified Chemicals - 0.1%

 980,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 1,061,805

 Specialty Chemicals - 0.2%

 2,400,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 2,965,584

 Construction Materials - 0.2%

 3,328,000

 B-/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 3,402,880

 475,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 527,344

 $

 3,930,224

 Aluminum - 0.2%

 2,425,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 2,676,150

 Diversified Metals & Mining - 0.6%

 900,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 916,495

 3,085,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 3,239,250

 5,000,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 5,085,540

 $

 9,241,285

 Steel - 0.5%

 500,000

 BB+/Baa3

 ArcelorMittal, 5.75%, 3/1/21

 $

 476,365

 3,900,000

 BB+/Baa3

 ArcelorMittal, 6.125%, 6/1/18

 3,874,455

 2,805,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 2,952,262

 $

 7,303,082

 Total Materials

 $

 27,178,130

 Capital Goods - 2.0%

 Aerospace & Defense - 0.2%

 3,020,000

 BB/Ba2

 Esterline Technologies Corp., 6.625%, 3/1/17

 $

 3,121,925

 Building Products - 0.4%

 825,000

 BBB-/Ba2

 Masco Corp., 5.95%, 3/15/22

 $

 903,796

 4,260,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 4,849,226

 $

 5,753,022

 Electrical Components & Equipment - 0.2%

 2,665,000

 BB/Ba3

 Anixter, Inc., 5.95%, 3/1/15

 $

 2,828,231

 Industrial Conglomerates - 0.2%

 2,950,000

 BBB/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,567,482

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 910,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 $

 1,139,661

 Industrial Machinery - 0.3%

 2,150,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14

 $

 2,420,653

 1,810,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 2,154,897

 $

 4,575,550

 Trading Companies & Distributors - 0.6%

 3,525,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 3,593,385

 5,660,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 6,328,389

 $

 9,921,774

 Total Capital Goods

 $

 30,907,645

 Transportation - 0.1%

 Airlines - 0.0%

 378,399

 BBB/Baa2

 Southwest Airlines Co., 7.67%, 1/2/14

 $

 387,270

 Trucking - 0.1%

 529,000

 BBB-/Baa2

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 540,960

 Total Transportation

 $

 928,230

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 655,000

 BBB+/Baa2

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 699,671

 790,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 847,465

 $

 1,547,136

 Total Automobiles & Components

 $

 1,547,136

 Consumer Durables & Apparel - 0.3%

 Household Appliances - 0.3%

 4,235,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,307,448

 Total Consumer Durables & Apparel

 $

 4,307,448

 Consumer Services - 0.8%

 Education Services - 0.8%

 1,000,000

 NR/NR

 Bowdoin College, 4.693%, 7/1/12

 $

 1,006,940

 1,100,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,588,345

 3,095,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,609,296

 1,900,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 1,930,438

 3,550,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 4,114,556

 $

 12,249,575

 Total Consumer Services

 $

 12,249,575

 Retailing - 0.0%

 Internet Retail - 0.0%

 800,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 882,382

 Total Retailing

 $

 882,382

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 755,418

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 812,029

 1,493,572

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,706,869

 $

 2,518,898

 Total Food & Staples Retailing

 $

 2,518,898

 Food, Beverage & Tobacco - 1.0%

 Distillers & Vintners - 0.1%

 1,500,000

 BBB-/Baa2

 Beam, Inc., 3.25%, 5/15/22

 $

 1,551,898

 Agricultural Products - 0.4%

 5,175,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,615,341

 Packaged Foods & Meats - 0.5%

 3,240,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22 (144A)

 $

 3,423,355

 3,725,000

 BBB-/Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 5,045,628

 $

 8,468,983

 Total Food, Beverage & Tobacco

 $

 15,636,222

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.3%

 1,050,000

 BB/Ba3

 HCA, Inc., 7.875%, 2/15/20

 $

 1,179,938

 385,000

 BB/Ba3

 HCA, Inc., 8.5%, 4/15/19

 434,088

 2,400,000

 A-/NR

 NYU Hospitals Center, 4.428%, 7/1/42

 2,438,976

 $

 4,053,002

 Total Health Care Equipment & Services

 $

 4,053,002

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Pharmaceuticals - 0.1%

 1,000,000

 AA/A1

 Abbott Laboratories, 5.125%, 4/1/19

 $

 1,204,499

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,566,401

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,770,900

 Banks - 4.8%

 Diversified Banks - 1.7%

 3,515,000

 BBB+/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 $

 3,782,379

 3,815,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,179,332

 3,435,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,645,531

 2,820,000

 8.38

 BBB-/Ba2

 Credit Agricole SA, Floating Rate Note, 10/29/49 (Perpetual) (144A)

 2,742,450

 625,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 687,249

 1,855,000

 A/Aa3

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 2,019,635

 4,500,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,472,122

 1,894,737

 3.14

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,887,642

 2,200,000

 A/A2

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,506,394

 $

 25,922,734

 Regional Banks - 2.8%

 1,585,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 1,611,568

 1,190,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,489,594

 3,350,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,905,273

 2,505,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 2,961,138

 1,435,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 1,715,017

 6,273,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 6,511,048

 1,050,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 1,173,406

 1,500,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (Perpetual) (144A)

 1,522,695

 4,080,000

 BBB/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 4,687,230

 9,470,000

 5.38

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 9,471,231

 1,025,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,100,157

 1,450,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 1,516,062

 3,520,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 4,244,842

 $

 41,909,261

 Thrifts & Mortgage Finance - 0.3%

 2,300,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,389,130

 2,000,000

 BBB+/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,023,440

 $

 4,412,570

 Total Banks

 $

 72,244,565

 Diversified Financials - 8.6%

 Other Diversified Financial Services - 3.2%

 3,800,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 4,056,397

 1,100,000

 BBB+/Baa3

 Bank of America Corp., 7.75%, 8/15/15

 1,237,019

 875,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 895,125

 300,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 308,100

 950,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 983,345

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 268,225

 250,000

 6.71

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 251,150

 650,000

 0.00

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 654,485

 4,860,000

 AA/A2

 General Electric Capital Corp., 5.3%, 2/11/21

 5,577,176

 1,800,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 2,005,956

 890,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 930,637

 1,840,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 2,024,852

 1,500,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 1,532,850

 2,575,000

 A/A2

 JPMorgan Chase & Co., 6.0%, 1/15/18

 3,070,080

 6,140,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 6,973,382

 2,400,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 2,403,840

 1,650,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,668,315

 1,300,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,324,310

 850,000

 9.98

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 854,080

 750,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 753,075

 500,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 491,700

 1,250,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,279,750

 400,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 409,600

 275,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 288,778

 800,000

 8.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 813,520

 1,250,000

 7.70

 BBB/NR

 TIERS Trust, Floating Rate Note, 10/15/97 (144A)

 734,630

 6,500,000

 3.12

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 6,498,700

 $

 48,289,077

 Specialized Finance - 0.9%

 2,850,000

 BBB-/Baa3

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 2,618,252

 2,900,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 3,295,850

 5,205,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 5,375,714

 625,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 636,000

 2,000,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,407,340

 $

 14,333,156

 Consumer Finance - 0.8%

 1,465,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 1,933,535

 2,575,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 3,348,095

 3,155,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,203,902

 4,435,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 3,769,750

 $

 12,255,282

 Asset Management & Custody Banks - 0.9%

 1,400,000

 A/NR

 Blackstone Holdings Finance Co LLC, 4.75%, 2/15/23 (144A)

 $

 1,459,690

 3,945,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 4,763,962

 4,050,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,583,847

 2,000,000

 A/A1

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,175,558

 $

 12,983,057

 Investment Banking & Brokerage - 2.8%

 11,040,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 8,314,886

 600,000

 BBB/Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 609,000

 4,125,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 4,439,531

 250,000

 BBB/Baa2

 Jefferies Group, Inc., 8.5%, 7/15/19

 286,875

 3,000,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,210,300

 2,730,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 2,925,195

 221,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 230,127

 3,875,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 3,934,210

 4,350,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 5,462,978

 3,125,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 3,401,534

 2,765,000

 A-/Baa1

 Morgan Stanley, 6.625%, 4/1/18

 3,176,819

 500,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 495,800

 3,450,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 3,560,086

 2,000,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,170,398

 $

 42,217,739

 Total Diversified Financials

 $

 130,078,311

 Insurance - 5.7%

 Life & Health Insurance - 1.9%

 1,850,000

 BBB/Baa2

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,228,477

 1,690,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 2,214,370

 3,380,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 3,308,175

 4,200,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 6,237,000

 4,250,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 5,062,302

 2,800,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 2,818,127

 1,090,000

 A/Baa2

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,202,454

 2,140,000

 8.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 2,642,900

 1,800,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,845,000

 1,080,000

 BBB-/Baa2

 Unum Group, 5.75%, 8/15/42

 1,136,353

 500,000

 4.71

 BBB+/NR

 Vitality Re, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 510,700

 $

 29,205,858

 Multi-line Insurance - 1.0%

 3,960,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 4,049,100

 3,035,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 3,297,606

 4,620,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 4,389,000

 85,000

 10.75

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)

 123,250

 2,650,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 2,986,508

 $

 14,845,464

 Property & Casualty Insurance - 1.8%

 1,200,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,286,410

 3,600,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 3,808,735

 2,110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 2,150,428

 5,455,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,755,025

 700,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 817,752

 5,000,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 6,144,280

 2,000,000

 A/A2

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,695,734

 5,005,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 4,604,600

 $

 27,262,964

 Reinsurance - 1.0%

 250,000

 6.41

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 $

 259,825

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 259,500

 1,000,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,025,600

 1,050,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,064,595

 850,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 859,520

 600,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 630,180

 250,000

 3.21

 BB+/NR

 Midori, Ltd., Floating Rate Note, 10/24/12 (Cat Bond) (144A)

 250,000

 250,000

 10.16

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 251,475

 300,000

 11.50

 B/NR

 MultiCat Mexico 2009, Ltd., Floating Rate Note, 10/19/12 (Cat Bond) (144A)

 300,090

 250,000

 10.25

 B/NR

 MultiCat Mexico 2009, Ltd., Floating Rate Note, 10/19/12 (Cat Bond) (144A)

 248,675

 400,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 415,600

 500,000

 8.41

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 535,350

 5,048,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,552,830

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 253,500

 1,450,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 1,414,864

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 244,825

 1,400,000

 9.66

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 1,409,660

 $

 14,976,089

 Total Insurance

 $

 86,290,375

 Real Estate - 2.9%

 Diversified REIT's - 0.5%

 1,765,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 1,888,393

 725,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 838,093

 1,050,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 1,127,845

 3,455,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 3,792,467

 $

 7,646,798

 Office REIT's - 0.4%

 2,670,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 2,848,813

 900,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 938,181

 1,200,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 1,284,565

 1,607,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 1,676,776

 $

 6,748,335

 Retail REIT's - 0.3%

 575,000

 BBB-/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 625,229

 2,905,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 3,476,216

 $

 4,101,445

 Specialized REIT's - 1.4%

 730,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 789,899

 860,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.0%, 11/15/13

 903,270

 4,125,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 4,653,784

 2,425,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,763,712

 1,985,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 2,085,326

 4,175,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 4,511,593

 4,285,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,811,665

 $

 20,519,249

 Diversified Real Estate Activities - 0.3%

 4,125,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 5,042,573

 Real Estate Operating Companies - 0.0%

 54,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $

 53,966

 Total Real Estate

 $

 44,112,366

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 447,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 445,882

 Total Software & Services

 $

 445,882

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,100,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,741,015

 Total Semiconductors & Semiconductor Equipment

 $

 3,741,015

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 1.0%

 2,530,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 2,700,775

 580,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 623,500

 3,355,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 3,539,756

 800,000

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 819,672

 3,950,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 4,104,883

 2,750,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,873,750

 $

 14,662,336

 Wireless Telecommunication Services - 0.3%

 3,015,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 3,392,764

 1,625,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,957,124

 $

 5,349,888

 Total Telecommunication Services

 $

 20,012,224

 Utilities - 2.6%

 Electric Utilities - 1.4%

 980,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,201,229

 689,022

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 711,415

 3,365,000

 BBB+/Baa1

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,493,896

 1,009,764

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 1,034,594

 255,150

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 221,980

 1,925,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 2,093,438

 610,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 9.375%, 1/28/20 (144A)

 730,475

 910,000

 BBB/Baa1

 Nevada Power Co., 6.5%, 8/1/18

 1,159,355

 877,500

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 886,275

 2,690,000

 BBB-/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,285,916

 2,200,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 2,389,156

 3,550,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 4,160,217

 $

 21,367,946

 Gas Utilities - 0.2%

 2,351,201

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 2,776,181

 Multi-Utilities - 0.4%

 5,055,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,747,773

 353,341

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 335,674

 $

 6,083,447

 Independent Power Producers & Energy Traders - 0.6%

 636,359

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 705,092

 2,675,000

 BB-/Ba3

 InterGen NV, 9.0%, 6/30/17 (144A)

 2,574,688

 2,105,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,247,719

 1,016,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,056,640

 2,421,769

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,707,126

 $

 9,291,265

 Total Utilities

 $

 39,518,839

 TOTAL CORPORATE BONDS

 (Cost $498,659,137)

 $

 557,527,155

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.0%

 1,818,834

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 $

 1,975,749

 1,450,000

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 1,564,673

 2,375,290

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 2,563,140

 4,937,484

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 5,327,964

 959,473

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 1,035,353

 2,146,299

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 2,331,466

 2,066,879

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/41

 2,230,337

 95,559

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 102,449

 1,824,032

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 1,984,022

 1,072,210

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 1,162,235

 509,519

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 552,300

 1,019,646

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 1,102,879

 2,284,136

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 2,484,482

 1,896,783

 AAA/Aaa

 Fannie Mae, 4.5%, 2/1/41

 2,059,597

 313,054

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 340,513

 4,213,193

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 4,582,741

 4,161,850

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 4,526,895

 3,250,774

 AAA/Aaa

 Fannie Mae, 4.5%, 8/1/40

 3,529,811

 952,259

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 1,052,331

 1,107,204

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/20

 1,223,559

 39,623

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 43,205

 139,925

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/20

 153,318

 70,307

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 76,465

 815,908

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 887,373

 1,246,573

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/23

 1,365,888

 2,252,786

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,480,022

 2,138,564

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,398,724

 2,995,660

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 3,283,323

 3,650,383

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 3,982,665

 2,099,288

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,300,876

 2,267,779

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/40

 2,496,555

 591,102

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/17

 639,255

 238,391

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 258,144

 526,140

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 581,579

 1,201,538

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 1,319,131

 1,078,243

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/36

 1,183,769

 113,521

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 125,979

 1,128,804

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/36

 1,239,278

 128,259

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 141,774

 456,554

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 506,657

 2,443,319

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/34

 2,697,713

 184,704

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 200,911

 671,626

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/19

 734,336

 1,953

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 2,206

 8,887

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/32

 10,036

 173,438

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 196,299

 55,924

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/34

 62,859

 576,575

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/35

 642,212

 67,775

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/33

 76,709

 40,191

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 45,174

 1,421,662

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/35

 1,583,503

 68,228

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/32

 77,050

 58,549

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/33

 66,266

 12,996

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 14,608

 33,230

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 37,351

 18,897

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 21,380

 261,149

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 295,571

 20,964

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 23,727

 313,104

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 353,591

 669,397

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/35

 754,080

 23,999

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 27,162

 325,662

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/35

 362,735

 60,578

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/16

 64,600

 977,964

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/38

 1,099,227

 353,579

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 400,184

 915,427

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 1,036,088

 283,985

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 313,696

 13,560

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 15,348

 470,988

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/34

 533,069

 3,165

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 3,574

 1,867

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/32

 2,114

 57,973

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 65,161

 204,219

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 229,541

 626,922

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 704,658

 36,116

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 40,594

 938

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 987

 4,707

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/31

 5,500

 21,136

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 24,574

 12,102

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 14,070

 129,704

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 149,996

 656,640

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/37

 745,037

 217,930

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/31

 249,652

 13,090

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 15,219

 66,857

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/33

 77,316

 105,492

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 120,715

 5,179

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/31

 6,021

 29,156

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 33,897

 158,551

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 185,285

 10,750

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 12,381

 69,480

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 79,484

 16,093

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/31

 18,710

 27,504

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 31,977

 17,957

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 20,692

 45,451

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 53,637

 1,454

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 1,745

 10,254

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 12,309

 40,644

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 48,746

 18,737

 AAA/Aaa

 Fannie Mae, 7.0%, 4/1/31

 22,491

 8,987

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/21

 10,229

 30,470

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 36,544

 10,968

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 13,154

 1,958

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/30

 2,076

 1,637

 AAA/Aaa

 Fannie Mae, 7.5%, 8/1/20

 1,870

 954

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,184

 4,273

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 5,196

 1,166

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 1,237

 821

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 847

 14,462

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 17,919

 2,514

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,919

 921

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 1,136

 411

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 480

 672

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 831

 1,144,400

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 1,231,712

 522,707

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 562,586

 2,484,495

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 2,726,456

 1,754,336

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 1,902,123

 57,872

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 62,892

 77,529

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 83,929

 1,317,722

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 1,434,494

 1,663,200

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 1,803,310

 92,740

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 101,761

 406,765

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 446,333

 205,444

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 225,172

 624,405

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 682,737

 1,041,048

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 1,141,016

 797,899

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 876,513

 87,502

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 98,052

 245,661

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 275,277

 82,377

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 92,308

 70,069

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 78,516

 293,174

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 328,518

 313,738

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 353,364

 59,425

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 66,589

 193,692

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 213,230

 23,768

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 26,633

 185,506

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 207,870

 490,245

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 549,348

 80,549

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 90,260

 52,125

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 58,409

 240,929

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 265,909

 1,667,040

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 1,835,195

 171,530

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 185,136

 317,071

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 351,829

 1,384,218

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 1,535,957

 414,019

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 456,946

 600,448

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 662,704

 443,252

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 491,841

 376,289

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 421,653

 453

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 530

 369

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 432

 1,108

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 1,289

 55,297

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 63,148

 136,454

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 155,699

 574

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 656

 213,113

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 242,100

 3,928

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,569

 125

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/13

 126

 896

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 1,023

 21,232

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 24,251

 22,167

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 25,244

 561

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 653

 16,459

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 19,148

 330

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 384

 2,915

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 3,392

 26,041

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 30,295

 32,048

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 37,002

 2,327

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 2,707

 4,712

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,482

 6,895

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 8,199

 157,551

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 172,179

 468,503

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 512,001

 683,976

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 755,107

 589,266

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 650,731

 611,011

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/35

 672,263

 78,192

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 2/15/34

 86,348

 456,198

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 501,929

 149,487

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 164,473

 703,696

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 774,239

 38,206

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 42,036

 517,788

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/38

 568,561

 170,896

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/33

 188,668

 4,904,976

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 5,404,342

 565,974

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 624,833

 121,407

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/35

 133,577

 366,640

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 403,451

 322,878

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/34

 358,157

 910,035

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/35

 1,009,468

 327,700

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 360,806

 3,817

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 4,204

 353,706

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/33

 392,795

 255,484

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 286,832

 472,475

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 527,477

 110,080

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 118,738

 476,716

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 518,546

 212,870

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 238,316

 267,598

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 298,750

 531,669

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 593,561

 135,719

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/18

 148,306

 533,323

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/19

 582,786

 1,093,183

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/34

 1,221,809

 67,990

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 74,190

 333,015

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 362,444

 346,935

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 374,668

 109,136

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 122,182

 164,483

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 183,631

 150,211

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 167,521

 3,251

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 3,569

 41,278

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/33

 45,992

 367,309

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 410,527

 216,648

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 242,545

 199,898

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 223,793

 1,203,374

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 1,350,905

 1,149,663

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/35

 1,283,497

 440,975

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 481,184

 647,348

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 707,386

 40,338

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 45,160

 47,259

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 52,908

 95,282

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 106,672

 322,656

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 353,186

 467,490

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 528,003

 22,624

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 24,751

 49,907

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/19

 55,263

 88,816

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 101,151

 265,792

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 303,964

 69,431

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 79,399

 95,366

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 110,013

 492,246

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 560,611

 505,212

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/36

 571,826

 90,923

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/31

 103,547

 302,031

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/34

 342,846

 278,557

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 319,638

 183,593

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 208,861

 76,528

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 87,157

 90,529

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 99,041

 99,600

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 108,965

 4,241

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/32

 4,858

 739,765

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 848,864

 226,260

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 257,684

 239,449

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 272,704

 379,380

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 433,849

 614,368

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 702,710

 301,676

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 345,042

 388

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 407

 92,144

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/18

 101,763

 119,050

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 135,585

 252,195

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 287,221

 53,247

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 60,891

 105,362

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 115,268

 132,565

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 143,250

 365,237

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 415,963

 20,772

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 22,724

 20,354

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 23,477

 386

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 394

 32,060

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 36,593

 18,478

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 21,029

 894,715

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/36

 1,014,084

 158,144

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 175,209

 640,041

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/28

 726,732

 161,759

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 184,629

 122,660

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 139,696

 33,990

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 38,710

 203,685

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 231,974

 356,428

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 404,594

 1,355,387

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,543,629

 28,810

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 34,109

 209,348

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 249,751

 864,318

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 1,027,079

 8,982

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 10,674

 70,918

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/34

 84,971

 10,158

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/35

 12,153

 93,473

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 111,285

 230,482

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 274,401

 12,795

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 15,234

 211,564

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 252,479

 4,534

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/33

 5,425

 10,103

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 12,052

 128,718

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 150,904

 815,475

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 969,038

 13,833

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 16,306

 3,137

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 3,697

 68,731

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 82,023

 141,970

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/34

 170,212

 106,273

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 125,621

 24,956

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 29,417

 18,523

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 21,345

 13,638

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/31

 16,236

 46,412

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 55,529

 160,007

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/31

 190,497

 16,342

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 19,503

 78,184

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/35

 93,737

 6,930

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 8,169

 152,848

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 178,220

 46,450

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 54,429

 39,134

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 45,389

 19,626

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 23,481

 81,167

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 97,314

 38,801

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 46,305

 194,467

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/34

 233,153

 18,390

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/35

 21,345

 374,030

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 446,364

 50,751

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 60,546

 154,641

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 185,404

 133,805

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 160,422

 115,213

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 137,077

 61,155

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 72,957

 19,996

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 23,855

 17,270

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/34

 20,058

 23,354

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/31

 27,937

 37,026

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 44,131

 94,383

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 112,892

 704

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/13

 720

 24,174

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 28,974

 8,490

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 10,042

 36,785

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/31

 44,003

 4,286

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,149

 40,768

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 48,934

 8,518

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 10,190

 127,689

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 152,387

 14,498

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 17,342

 63,415

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 76,390

 7,577

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/31

 9,091

 2,848

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 3,421

 301,156

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 360,248

 34,257

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 40,979

 11,850

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 13,103

 96,873

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/31

 119,390

 4,067

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/26

 4,709

 16,603

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 17,057

 20,485

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 22,340

 5,289

 AAA/Aaa

 Government National Mortgage Association I, 7.75%, 2/15/30

 5,823

 806,344

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 897,490

 334,058

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 371,818

 155,555

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 173,138

 4,697,956

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 5,214,312

 1,003,384

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 1,090,016

 567,050

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 637,391

 514,259

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/34

 578,050

 4,342

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 5,070

 1,879

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 2,194

 59,740

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 69,759

 150,565

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 181,470

 142,095

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 170,634

 4,134

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 4,999

 7,620,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 9,873,851

 1,365,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,804,146

 5,450,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 7,174,413

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/40

 2,645,938

 7,340,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 9,792,015

 8,435,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 11,317,400

 9,068,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 12,204,961

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.625%, 2/15/40

 5,490,000

 5,100,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 7,137,608

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,785,624

 840,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.5%, 8/15/28

 1,202,644

 4,750,000

 AA+/Aaa

 U.S. Treasury Bonds, 6.25%, 8/15/23

 6,892,696

 450,000

 AA+/Aaa

 U.S. Treasury Bonds, 7.875%, 2/15/21

 686,672

 10,000,000

 NR/NR

 U.S. Treasury Notes, 0.25%, 9/15/15

 9,982,810

 5,000,000

 NR/NR

 U.S. Treasury Notes, 0.625%, 8/31/17

 5,003,125

 5,000,000

 NR/NR

 U.S. Treasury Notes, 1.625%, 8/15/22

 4,994,530

 8,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 8,462,496

 2,700,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 2,980,967

 8,750,000

 AA+/Aaa

 U.S. Treasury Notes, 2.75%, 2/15/19

 9,748,734

 6,380,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 $

 7,273,200

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $257,695,415)

 $

 288,644,186

 FOREIGN GOVERNMENT BONDS - 0.3%

 4,600,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 $

 5,134,980

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,568,049)

 $

 5,134,980

 MUNICIPAL BONDS - 7.2%

 Municipal Airport - 0.1%

 1,000,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,133,990

 Municipal Development - 0.8%

 2,925,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,485,986

 2,350,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,740,241

 2,560,000

 BBB/Baa2

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,720,819

 2,310,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,618,616

 $

 11,565,662

 Municipal General - 0.7%

 4,500,000

 AA-/Aa3

 New Jersey Economic Development Authority, 0.0%, 2/15/18

 $

 3,829,275

 2,750,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 3,220,690

 2,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,794,968

 800,000

 NR/NR

 State of California, 2.5%, 6/20/13

 813,608

 $

 10,658,541

 Higher Municipal Education - 3.2%

 4,380,000

 AA-/Aa2

 California State University, 5.0%, 11/1/39

 $

 4,785,281

 3,000,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,503,130

 4,600,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,145,836

 2,300,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 2,491,314

 1,500,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,729,725

 1,100,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 1,229,250

 1,200,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,409,796

 6,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,907,835

 1,425,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 2,057,529

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,234,280

 2,850,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 3,414,870

 2,590,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 3,020,846

 2,150,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,489,076

 875,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 1,010,835

 3,700,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 4,278,199

 1,600,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 1,828,288

 800,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 1,021,320

 525,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 617,631

 $

 49,175,041

 Municipal Medical - 0.1%

 325,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 368,586

 550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 624,454

 $

 993,040

 Municipal Utility District - 0.3%

 4,060,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 4,605,908

 Municipal Pollution - 0.4%

 995,000

 BBB+/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 1,057,834

 980,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 982,548

 3,965,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 4,500,751

 $

 6,541,133

 Municipal Transportation - 0.2%

 1,600,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 1,837,840

 600,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 600,000

 $

 2,437,840

 Municipal Water - 1.0%

 2,400,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 2,811,888

 2,800,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 3,233,384

 3,275,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 3,781,904

 800,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 905,024

 1,415,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 1,685,477

 1,200,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 1,411,200

 1,750,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 1,987,738

 $

 15,816,615

 Municipal Obligation - 0.4%

 1,800,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 2,026,728

 1,660,000

 AA+/Aa1

 State of Washington, 5.0%, 7/1/18

 2,032,753

 1,400,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 1,605,450

 $

 5,664,931

 TOTAL MUNICIPAL BONDS

 (Cost $96,588,635)

 $

 108,592,701

 SENIOR FLOATING RATE LOAN INTERESTS - 6.0%

 Energy - 0.3%

 Oil & Gas Equipment & Services - 0.0%

 624,996

 0.00

 B-/B2

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 $

 620,308

 Integrated Oil & Gas - 0.2%

 2,625,571

 0.00

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 2,638,699

 Oil & Gas Refining & Marketing - 0.1%

 1,457,053

 0.00

 BB/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 1,464,338

 Total Energy

 $

 4,723,345

 Materials - 0.3%

 Commodity Chemicals - 0.1%

 783,750

 0.00

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 $

 791,587

 213,750

 0.00

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 215,888

 $

 1,007,475

 Diversified Chemicals - 0.0%

 197,837

 0.00

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term C Loan (Extended), 10/31/16

 $

 199,346

 Specialty Chemicals - 0.1%

 1,620,000

 0.00

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 1,637,720

 257,302

 0.00

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 256,842

 $

 1,894,562

 Metal & Glass Containers - 0.0%

 423,574

 0.00

 B/Ba3

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 425,515

 42,688

 0.00

 B/Ba3

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 42,884

 $

 468,399

 Precious Metals & Minerals - 0.1%

 1,239,750

 0.00

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 1,238,820

 Total Materials

 $

 4,808,602

 Capital Goods - 0.4%

 Aerospace & Defense - 0.4%

 1,637,625

 0.00

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 $

 1,647,177

 987,521

 0.00

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-1 Loan, 7/31/14

 987,521

 936,525

 0.00

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-2 Loan, 7/31/14

 936,525

 879,751

 0.00

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 880,301

 646,750

 0.00

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 650,927

 1,577,201

 0.00

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,581,144

 $

 6,683,595

 Total Capital Goods

 $

 6,683,595

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 2,570,210

 0.00

 CCC/Caa2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 2,227,516

 Office Services & Supplies - 0.0%

 621,875

 0.00

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 627,122

 Total Commercial Services & Supplies

 $

 2,854,638

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 462,700

 0.00

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 441,300

 351,403

 0.00

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 332,954

 843,532

 0.00

 B-/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 804,519

 $

 1,578,773

 Total Transportation

 $

 1,578,773

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.4%

 165,000

 0.00

 NR/NR

 Allison Transmission, Inc., 8/23/19

 $

 165,723

 463,574

 0.00

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 465,239

 847,875

 0.00

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/8/19

 851,850

 1,607,026

 0.00

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,614,853

 1,055,473

 0.00

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,032,102

 538,507

 0.00

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 526,582

 840,775

 0.00

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 833,944

 710,652

 0.00

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 715,804

 $

 6,206,097

 Tires & Rubber - 0.3%

 4,190,000

 0.00

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 4,233,647

 Automobile Manufacturers - 0.3%

 3,866,063

 0.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 3,949,558

 Total Automobiles & Components

 $

 14,389,302

 Consumer Services - 0.2%

 Casinos & Gaming - 0.1%

 1,069,625

 0.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 $

 1,076,979

 Restaurants - 0.1%

 992,913

 0.00

 BB/Ba3

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 995,737

 Specialized Consumer Services - 0.0%

 326,519

 0.00

 B+/B1

 Web Service Co. LLC, Term Loan, 9/28/14

 $

 326,519

 Total Consumer Services

 $

 2,399,235

 Media - 0.8%

 Advertising - 0.1%

 1,089,715

 0.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,003,900

 Broadcasting - 0.1%

 2,306,174

 0.00

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 2,288,557

 Cable & Satellite - 0.3%

 3,122,184

 0.00

 BB+/Ba1

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 3,131,073

 920,375

 0.00

 BB+/Ba1

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 926,472

 199,500

 0.00

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 201,620

 $

 4,259,165

 Movies & Entertainment - 0.2%

 837,624

 0.00

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 841,812

 1,657,596

 0.00

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 1,664,488

 $

 2,506,300

 Publishing - 0.1%

 2,287,834

 0.00

 BB-/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 2,303,551

 Total Media

 $

 12,361,473

 Retailing - 0.0%

 Apparel Retail - 0.0%

 528,675

 0.00

 BB+/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 533,521

 Total Retailing

 $

 533,521

 Food & Staples Retailing - 0.0%

 Food Retail - 0.0%

 155,596

 0.00

 B+/Ba3

 Pinnacle Foods Group, Inc., Initial Term Loan, 4/19/14

 $

 155,758

 Total Food & Staples Retailing

 $

 155,758

 Food, Beverage & Tobacco - 0.0%

 Packaged Foods & Meats - 0.0%

 305,194

 0.00

 BB/Ba2

 B&G Foods, Inc., Tranche B Term Loan, 10/28/18

 $

 308,436

 Total Food, Beverage & Tobacco

 $

 308,436

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 861,429

 0.00

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 865,975

 Total Household & Personal Products

 $

 865,975

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.1%

 700,000

 0.00

 BBB-/Ba2

 Hologic, Inc., Tranche B Term  Loan, 4/29/19

 $

 709,100

 Health Care Supplies - 0.2%

 2,182,991

 0.00

 BB-/NR

 Immucor, Inc., Term B-1 Loan, 8/19/18

 $

 2,213,913

 Health Care Services - 0.0%

 393,000

 0.00

 BB-/Ba2

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 $

 395,702

 Health Care Facilities - 0.6%

 1,600,681

 0.00

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 1,608,684

 2,199,732

 0.00

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 2,212,717

 747,900

 0.00

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 750,237

 1,793,613

 0.00

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,799,539

 1,667,400

 0.00

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 1,682,222

 955,684

 0.00

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 958,265

 $

 9,011,664

 Health Care Technology - 0.0%

 463,134

 0.00

 BB/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan (2011), 8/31/17

 $

 465,739

 Total Health Care Equipment & Services

 $

 12,796,118

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.0%

 1,014,903

 0.00

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 $

 1,025,306

 Pharmaceuticals - 0.1%

 404,815

 0.00

 BBB-/Ba1

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 406,637

 625,000

 0.00

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., 9/12/19

 626,719

 $

 1,033,356

 Life Sciences Tools & Services - 0.2%

 2,721,986

 0.00

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 2,732,194

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,790,856

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 1,725,350

 0.00

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan, 4/13/18

 $

 1,731,820

 999,288

 0.00

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,006,158

 $

 2,737,978

 Total Diversified Financials

 $

 2,737,978

 Insurance - 0.1%

 Insurance Brokers - 0.1%

 1,759,417

 0.00

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 $

 1,763,815

 Total Insurance

 $

 1,763,815

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 1,398,700

 0.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 1,403,509

 IT Consulting & Other Services - 0.1%

 1,663,275

 0.00

 BB/NR

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 1,671,073

 Application Software - 0.0%

 379,224

 0.00

 BB+/Baa2

 Nuance Communications, Inc., Term C Loan, 3/31/16

 $

 380,942

 Systems Software - 0.0%

 175,593

 0.00

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 176,544

 Total Software & Services

 $

 3,632,068

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 932,897

 0.00

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 939,019

 Electronic Components - 0.2%

 2,669,285

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 2,663,279

 493,349

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 492,239

 314,011

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14

 313,520

 366,346

 0.00

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14

 365,774

 $

 3,834,812

 Total Technology Hardware & Equipment

 $

 4,773,831

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 3,230,655

 0.00

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 3,228,636

 Semiconductors - 0.1%

 948,432

 0.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 955,545

 508,725

 0.00

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 512,858

 $

 1,468,403

 Total Semiconductors & Semiconductor Equipment

 $

 4,697,039

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 1,180,000

 0.00

 B/B3

 Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14

 $

 1,173,510

 Total Telecommunication Services

 $

 1,173,510

 Utilities - 0.2%

 Electric Utilities - 0.1%

 2,020,237

 0.00

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 $

 1,396,804

 Independent Power Producers & Energy Traders - 0.1%

 1,352,875

 0.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 $

 1,361,838

 Total Utilities

 $

 2,758,642

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $89,617,728)

 $

 90,786,510

 TOTAL INVESTMENT IN SECURITIES - 97.7%

 (Cost $1,379,825,132) (a)

 $

 1,483,077,490

 OTHER ASSETS & LIABILITIES - 2.3%

 $

 34,353,568

 TOTAL NET ASSETS - 100.0%

 $

 1,517,431,058

 Notional Principal ($)

 CREDIT DEFAULT SWAP AGREEMENTS

 Swap Counterparty/ Referenced Obligation

 JPMorgan Chase & Co., Index: Markit

 Unrealized Gain

 14,000,000

 JPMorgan Chase & Co., Index: Markit CDX.NA.IG.18, 1.0%, 6/20/17

 $

 65,101

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost $16,039)

 $

 65,101

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $338,801,144 or 22.3% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,379,031,221 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 133,470,174

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (29,423,905)

 Net unrealized gain

 $

 104,046,269

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
8,367,163

$
-

$
8,367,163

 Preferred Stocks

16,143,050

3,830,589

-

19,973,639

 Convertible Preferred Stocks

15,066,780

-

-

15,066,780

 Asset Backed Securities

-

107,032,790

-

107,032,790

 Collateralized Mortgage Obligations

-

281,951,586

-

281,951,586

 Corporate Bonds

-

556,792,525

734,630

557,527,155

 U.S. Government Agency Obligations

-

288,644,186

-

288,644,186

 Foreign Government Bonds

-

5,134,980

-

5,134,980

 Municipal Bonds

-

108,592,701

-

108,592,701

 Senior Floating Rate Loan Interests

-

90,786,510

-

90,786,510

 Repurchase Agreements

-

-

-

-

 Total

$
31,209,830

$
1,451,133,030

$
734,630

$
1,483,077,490

 Other Financial Instruments*

$
(350,297
)

$
-

$
-

$
(350,297
)

 * Other financial instruments include futures contracts

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 6/30/12

$
-

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

31,880

 Net purchases (sales)

702,750

 Transfers in and out of Level 3**

-

 Balance as of 9/30/12

$
734,630

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) on investments still held as of 9/28/12

$
31,880

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2012

* Print the name and title of each signing officer under his or her signature.